Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2022
Other Operating Income
Components of other operating income

	Year Ended December 31,
	2022	2021	2020
Exchange rate differences	—	149	2,501
Pass through costs	439	—	—
Net gains on disposal of equipment	—	110	—
Other income	2,423	—	—
Total	2,862	259	2,501